RELATED PARTY TRANSACTIONS - Founder shares (Details) - USD ($)		1 Months Ended
	Apr. 19, 2021	Sep. 30, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 29, 2021	Mar. 31, 2021
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Maximum shares subject to forfeiture			1,050,000	1,050,000
Founder Shares
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture						0
Founder Shares | Class B Common Stock
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture						0
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion	1 year
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Amount paid to cover offering cost	$ 25,000
Number of shares exchanged	7,187,500
Common shares, par value (in dollars per share)	$ 0.0001
Common stock dividend per share		$ 1.12
Number of shares owned		8,050,000
Maximum shares subject to forfeiture		1,050,000